Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

	2015
	Cost $	Accumulated depreciation $	Net book value $
Leasehold improvements	23,225	2,057	21,168
Computer equipment	14,508	5,630	8,878
Office furniture and equipment	4,100	1,098	3,002
	41,833	8,785	33,048

	2014
	Cost $	Accumulated depreciation $	Net book value $
Leasehold improvements	15,014	352	14,662
Computer equipment	7,346	2,415	4,931
Office furniture and equipment	2,506	371	2,135
	24,866	3,138	21,728

The following table illustrates the classification of depreciation in the Consolidated Statements of Operations and Comprehensive Loss.

	2015 $	2014 $	2013 $
Cost of revenues	3,086	1,599	572
Sales and marketing	1,040	795	344
Research and development	1,191	1,253	466
General and administrative	408	351	98
	5,725	3,998	1,480